1. NATURE AND CONTINUANCE OF BUSINESS (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Nature And Continuance Of Business Details Narrative
Deficit accumulated during the exploration stage	$ 3,901,143	$ 1,030,196	$ 75,519